Note 9 - Stock Options and Stock-based Employee Compensation - Stock Options Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average expected volatility	95.00%	93.00%	79.00%
Weighted average expected term (Year)	6 years 219 days	7 years	6 years 219 days
Weighted average risk-free interest rate	2.60%	2.70%	2.20%
Expected dividends